Loans and Related Allowance for Credit Losses, 90 Days or More Past Due and Still Accruing (Details) - USD ($) $ in Millions	Dec. 31, 2023	Dec. 31, 2022
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans, 90 days or more past due and still accruing	$ 3,751	$ 4,340
Not government insured/guaranteed [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans, 90 days or more past due and still accruing	1,105	1,335
Government insured or guaranteed [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans, 90 days or more past due and still accruing	2,646	3,005
Total Commercial [Member] | Not government insured/guaranteed [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans, 90 days or more past due and still accruing	188	717
Total Commercial [Member] | Commercial and industrial loans [Member] | Not government insured/guaranteed [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans, 90 days or more past due and still accruing	43	583
Total Commercial [Member] | Commercial real estate [Member] | Not government insured/guaranteed [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans, 90 days or more past due and still accruing	145	134
Total Consumer [Member] | Not government insured/guaranteed [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans, 90 days or more past due and still accruing	917	618
Total Consumer [Member] | Residential mortgage [Member] | Not government insured/guaranteed [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans, 90 days or more past due and still accruing	31	28
Total Consumer [Member] | Credit card [Member] | Not government insured/guaranteed [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans, 90 days or more past due and still accruing	743	455
Total Consumer [Member] | Auto [Member] | Not government insured/guaranteed [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans, 90 days or more past due and still accruing	101	111
Total Consumer [Member] | Other consumer [Member] | Not government insured/guaranteed [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans, 90 days or more past due and still accruing	$ 42	$ 24